Long-term debt: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Jun. 24, 2015 USD ($)
Long-term debt:
Long					$ 6,488,569	$ 6,957,678
Fair value					6,712,834	7,392,772
Senior secured notes due on March 22, 2035
Long-term debt:
Credit line	$ 400,000		$ 400,000		7,333,536	6,843,134	$ 50,000
Intererst	$ (9,831)	$ (51,268)	$ (10,152)	$ (43,193)
Short					324,590	311,372
Long					6,957,678	6,488,569
Fair value					$ 7,509,065	$ 7,082,022